ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Feb. 28, 2015	Feb. 28, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 27,513,863	$ 17,445,220
Accrued employee annual bonus	2,996,505	2,540,148
Other taxes payable	6,313,119	3,701,955
Accrued teaching material costs	103,166	345,745
Payable to employees	6,348	19,783
Government subsidies	124,057	148,274
Enrollment fees collected for sponsors	282,745	88,013
Payable for investments and acquisitions	1,922,514	133,772
Professional service fee payable	306,865	715,289
Interest payable	1,693,056
Others	2,726,364	2,285,793
Total	$ 43,988,602	$ 27,423,992